Deconsolidation of Golar Power Entities	9 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Deconsolidation of Golar Power Entities
DECONSOLIDATION OF GOLAR POWER ENTITIES

In June 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with investment vehicles affiliated with the private equity firm Stonepeak Infrastructure Partners ("Stonepeak"). The purpose of the joint venture company, Golar Power, is to offer integrated LNG based downstream solutions through the ownership and operation of FSRUs and associated terminal and power generation infrastructure. The transaction closed on July 6, 2016 with the receipt of net proceeds of $113 million from the disposal of 50% of our holding in the ordinary share capital of Golar Power to Stonepeak. Accordingly, effective from this date, we deconsolidated the results and net assets relating to the two vessels; the Penguin and Celsius, the newbuild FSRU 8 and LNG Power Limited which holds the rights to participate in the Sergipe Power Plant project. On the same date, we commenced equity accounting for our residual interest in Golar Power, we recorded an investment in Golar Power of $116 million, which represents the fair value of our remaining 50% holding in Golar Power's ordinary share capital. We calculated a loss on disposal of $12.2 million, which is based on estimates and thus subject to change, including finalization of certain post-closing adjustments relating to working capital.

The table below illustrates how loss on loss of control has been calculated:

(in thousands of $)	As of July 6, 2016
Net proceeds (a)	113,000
Fair value of 50% retained in Golar Power (b)	116,000
Total fair value of Golar Power	229,000

Less:
Carrying value of Golar Power’s net assets (c)	236,713
Guarantees issued by Golar LNG to Golar Power (d)	4,471

Loss on loss of control of Golar Power	(12,184)

(a)    Net proceeds received for the disposal of 50% in Golar Power
The table below shows the purchase consideration we received for the disposal of a 50% interest in the ordinary share capital in Golar Power that was acquired by Stonepeak:

(in thousands of $)	As of July 6, 2016
Consideration received from Stonepeak	116,000
Less: Fee paid in relation to the transaction (see note 17)	(3,000)
Net proceeds	113,000

(b)    Fair value of the retained investment in Golar Power
The fair value of our retained investment, being the 50% interest in the ordinary share capital in Golar Power has been recorded at $116 million. The fair value was determined with reference to the consideration of $116 million we received from Stonepeak pertaining to the 50% ordinary share capital interest they acquired. Thus considered given this was a negotiation between third parties this is representative of fair value.

(c)    Carrying value of Golar Power's net assets
The table below shows the underlying carrying value of Golar Powers' net assets at the deconsolidation date:

(in thousands of $)	As at July 6, 2016
ASSETS
Current
Cash and cash equivalents	10,992
Restricted cash	15,463
Trade accounts receivable	1,474
Other receivables, prepaid expenses and accrued income	178
Short term amounts due from related parties	3,000
Inventory	952
Total current assets	32,059
Non-current
Newbuildings	50,436
Vessels and equipment, net	387,261
Total assets	469,756

LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Current portion of long-term debt	20,032
Trade accounts payable	969
Accrued expenses	21,357
Total current liabilities	42,358
Non-current
Long-term debt	190,685
Total liabilities	233,043

Equity
Stockholders’ equity	236,713

Total liabilities and stockholders' equity	469,756

(d)    Guarantees
In accordance with ASC 460, the guarantees issued by the Company in respect of Golar Power and its subsidiaries (previously not recognized) were fair valued as of the deconsolidation date of July 6, 2016. The fair value of the guarantees amounted to a liability of $4.5 million and comprises of the following items:

(in thousands of $)	As of July 6, 2016
Debt guarantees	3,283
Shipyard guarantee	1,188
Total guarantees	4,471

Debt guarantee - The debt guarantees were previously issued by Golar to third party banks in respect of certain secured debt facilities relating to Golar Power and subsidiaries. The liability which is recorded in "Other long-term liabilities" is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items". See "Transactions with Golar Power and subsidiaries" in note 17.
Shipyard guarantee - Golar has provided Samsung with a guarantee of settlement in relation to the shipbuilding contract of Golar FSRU 8, which now forms part of Golar Power's asset base. The liability which is recorded in "Other current liabilities" is being amortized on a straight line basis until delivery of the vessel with the credit being recognized in "Other financial items". See "Transactions with Golar Power and subsidiaries" in note 17.